Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Portfolio
International Core Equity Portfolio
Emerging Markets Core Equity Portfolio
Large Cap International Portfolio
World ex U.S. Core Equity Portfolio

Supplement to the Prospectus dated February 28, 2016
(as supplemented on August 1, 2016)

The purpose of this Supplement is to inform shareholders of the Portfolios listed above about some upcoming changes to the Portfolios' fee waiver and/or expense assumption arrangements and management fees.

(1) Effective January 1, 2017, new or amended fee waiver and/or expense assumption arrangements will be effective for the Portfolios listed above. Accordingly, the "Management of the Funds—Fee Waiver and Expense Assumption Agreements" section of the Prospectus is revised as follows:

(a)  The following paragraph is added under the second expense limitation chart on page 194 of the Prospectus:

With respect to the Emerging Markets Portfolio, in addition to the permanent fee waiver described above for the Portfolio, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to 0.49% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the permanent fee waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

 (b)  The rates in the column entitled "Expense Limitation Amount" listed in the first expense limitation chart on page 195 of the Prospectus for the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio are revised as follows:

Portfolio	Expense Limitation Amount
International Core Equity Portfolio	0.30%
Emerging Markets Core Equity Portfolio	0.54%

(c)  A fee waiver and expense assumption arrangement for the Large Cap International Portfolio is added for the Portfolio.  The first heading on page 195 of the Prospectus is revised to include the Large Cap International Portfolio and the first expense limitation chart on page 195 of the Prospectus is revised to include the following:
Portfolio	Expense Limitation Amount
Large Cap International Portfolio	0.24%

(d)  The rate in the column entitled "Expense Limitation Amount" listed in the last expense limitation chart on page 197 of the Prospectus for the World ex U.S. Core Equity Portfolio is revised as follows:

Portfolio	Expense Limitation Amount
World ex U.S. Core Equity Portfolio	0.39%

(2) Effective February 28, 2017, the management fees for the Portfolios will be lowered to the rates listed below:

Portfolio	Management Fee
Emerging Markets Portfolio	0.42%
International Core Equity Portfolio	0.27%
Emerging Markets Core Equity Portfolio	0.47%
Large Cap International Portfolio	0.20%
World ex U.S. Core Equity Portfolio	0.32%

More information about the lowered management fees will be provided in the upcoming Prospectus dated February 28, 2017.

The date of this Supplement is December 30, 2016

SUPP123016-001

Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

T.A. World ex U.S. Core Equity Portfolio

Supplement to the Prospectus dated February 28, 2016
(as supplemented on August 1, 2016)

The purpose of this Supplement is to inform shareholders of the Portfolio listed above about some upcoming changes to the Portfolio's fee waiver and/or expense assumption arrangement and management fee.

(1) Effective January 1, 2017, an amended fee waiver and/or expense assumption arrangement will be effective for the Portfolio listed above. Accordingly, the paragraph under the heading "Fee Waiver and Expense Assumption Agreements—T.A. World ex U.S. Core Equity Portfolio" on pages 45-46 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.39% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

 (2) Effective February 28, 2017, the management fee rate for the T.A. World ex U.S. Core Equity Portfolio will be lowered to an annual rate of 0.32%. More information about the lowered management fee will be provided in the upcoming Prospectus dated February 28, 2017.

The date of this Supplement is December 30, 2016

SUPP123016-002

Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
U.S. Sustainability Core 1 Portfolio

Supplement to the Prospectus dated February 28, 2016

The purpose of this Supplement is to inform shareholders of the Portfolios listed above about some upcoming changes to the Portfolios' fee waiver and/or expense assumption arrangements and/or management fees.

(1) Effective January 1, 2017, amended fee waiver and/or expense assumption arrangements will be effective for the each of the Portfolios listed above, except for the U.S. Sustainability Core 1 Portfolio. Accordingly, in the "Management of the Portfolios—Fee Waiver and Expense Assumption Agreement" section of the Prospectus, the rates in the column entitled "Expense Limitation Amount" listed in the expense limitation chart on page 44 of the Prospectus for the International Sustainability Core 1 Portfolio, the International Social Core Equity Portfolio and the Emerging Markets Social Core Equity Portfolio are revised as follows:

Portfolio	Expense Limitation Amount
International Sustainability Core 1 Portfolio	0.38%
International Social Core Equity Portfolio	0.38%
Emerging Markets Social Core Equity Portfolio	0.57%

 (2) Effective February 28, 2017, the management fees for the Portfolios will be lowered to the rates listed below:

Portfolio	Management Fee
International Sustainability Core 1 Portfolio	0.30%
International Social Core Equity Portfolio	0.29%
Emerging Markets Social Core Equity Portfolio	0.47%
U.S. Sustainability Core 1 Portfolio	0.23%

More information about the lowered management fees will be provided in the upcoming Prospectus dated February 28, 2017.

The date of this Supplement is December 30, 2016

SUPP123016-014